Other financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Other Financial Assets And Liabilities
Schedule of other financial assets and liabilities

		Current		Non-Current
	Notes	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023
Other financial assets
Restricted cash		-	-	4	4
Derivative financial instruments	18	168	271	109	544
Investments in equity securities		-	-	47	45
		168	271	160	593
Other financial liabilities
Derivative financial instruments	18	135	36	105	95
Other financial liabilities - Related parties	29(b)	144	290	-	-
Liabilities related to the concession grant	13(a)	680	591	2,551	3,278
Advances and other financial obligations (i)		508	759	-	-
		1,467	1,676	2,656	3,373

Schedule of liabilities related to the concession grant

	Consolidated						Discount rate
	December 31, 2023	Revision to estimates	Monetary and present value adjustments	Disbursements	Translation adjustment	June 30, 2024	June 30, 2024	December 31, 2023	Remaining term of obligations
Payment obligation	1,130	-	53	(29)	(147)	1,007	11.04%	11.04%	33 years
Infrastructure investment	2,739	(99)	69	(142)	(343)	2,224	6.48% - 6.51%	5.17% - 5.54%	8 years
	3,869	(99)	122	(171)	(490)	3,231
Current liabilities	591					680
Non-current liabilities	3,278					2,551
Liabilities	3,869					3,231